Consolidated Statements of Changes in Equity - EUR (€) € in Millions		Total		Attributable to equity holders of Sanofi	Share capital	Additional paid-in capital	Treasury shares	Reserves and retained earnings	Stock options and other share-based payments	Other comprehensive income	Attributable to non- controlling interests
Beginning balance at Dec. 31, 2019	[1]	€ 59,230		€ 59,056	€ 2,508	€ 147	€ (9)	€ 51,902	€ 3,863	€ 645	€ 174
Other comprehensive income for the period	[1]	(4,007)		(3,987)				14		(4,001)	(20)
Net income for the period	[1]	12,330		12,294				12,294			36
Comprehensive income	[1]	8,323		8,307				12,308		(4,001)	16
Dividend paid out of earnings		(3,937)		(3,937)				(3,937)
Payment of dividends to non-controlling interests		(44)									(44)
Share repurchase program		(822)		(822)			(822)
Share-based payment plans:
Exercise of stock options		51		51	2	49
Issuance of restricted shares and vesting of existing restricted shares	[2]	0		0	3	(3)	126	(126)
Employee share ownership plan		174		174	5	169
Value of services obtained from employees		274		274					274
Tax effects of the exercise of stock options		1		1					1
Other changes arising from issuance of restricted shares	[3]	2		2				2
Ending balance at Dec. 31, 2020	[1]	63,252		63,106	2,518	362	(705)	60,149	4,138	(3,356)	146
Other comprehensive income for the period	[1]	1,440	[4]	1,438				366		1,072	2
Net income for the period	[1]	2,784	[4]	2,764				2,764			20
Comprehensive income	[1]	4,224	[4]	4,202				3,130		1,072	22
Dividend paid out of earnings		(4,008)		(4,008)				(4,008)
Payment of dividends to non-controlling interests		(41)									(41)
Share repurchase program		(140)		(140)			(140)
Share-based payment plans:
Exercise of stock options		4		4		4
Issuance of restricted shares and vesting of existing restricted shares	[2]	0		0	4	(4)	148	(148)
Value of services obtained from employees		134		134					134
Tax effects of the exercise of stock options		18		18					18
Ending balance at Jun. 30, 2021	[1]	63,443		63,316	2,522	362	(697)	59,123	4,290	(2,284)	127
Beginning balance at Dec. 31, 2020	[1]	63,252		63,106	2,518	362	(705)	60,149	4,138	(3,356)	146
Other comprehensive income for the period		3,307
Net income for the period		6,279
Comprehensive income		9,586
Ending balance at Dec. 31, 2021		69,031		68,681	2,527	532	(939)	63,013	4,405	(857)	350
Beginning balance at Jun. 30, 2021	[1]	63,443		63,316	2,522	362	(697)	59,123	4,290	(2,284)	127
Other comprehensive income for the period		1,867		1,858				431		1,427	9
Net income for the period		3,495		3,459				3,459			36
Comprehensive income		5,362		5,317				3,890		1,427	45
Payment of dividends to non-controlling interests		(8)									(8)
Share repurchase program		(242)		(242)			(242)
Share-based payment plans:
Exercise of stock options		7		7		7
Employee share ownership plan		168		168	5	163
Value of services obtained from employees		110		110					110
Tax effects of the exercise of stock options		5		5					5
Other changes in non-controlling interests	[5]	186									186
Ending balance at Dec. 31, 2021		69,031		68,681	2,527	532	(939)	63,013	4,405	(857)	350
Other comprehensive income for the period		4,250		4,231				787		3,444	19
Net income for the period		3,237		3,184				3,184			53
Comprehensive income		7,487		7,415				3,971		3,444	72
Dividend paid out of earnings		(4,168)		(4,168)				(4,168)
Effect of the distribution of an exceptional supplementary dividend of 58% of the shares of EUROAPI to the equity holders of Sanofi	[6]	(793)		(793)				(793)
Payment of dividends to non-controlling interests		(69)									(69)
Share repurchase program	[7]	(360)		(360)			(360)
Share-based payment plans:
Exercise of stock options		27		27	1	26
Issuance of restricted shares and vesting of existing restricted shares	[2]	0		0	3	(3)	130	(130)
Value of services obtained from employees		144		144					144
Tax effects of the exercise of stock options		15		15					15
Other movements		(10)		(10)				(10)
Ending balance at Jun. 30, 2022		€ 71,304		€ 70,951	€ 2,531	€ 555	€ (1,169)	€ 61,883	€ 4,564	€ 2,587	€ 353

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021.
[2]	This line comprises the use of existing shares to fulfill vested rights under restricted share plans.
[3]	Issuance of restricted shares to former employees of the Animal Health business and the European Generics business subsequent to the date of divestment.
[4]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.
[5]	This line comprises changes in non-controlling interests arising from divestments and acquisitions.
[6]	This amount includes the valuation of the shares distributed as a dividend in kind, at a price of €14.58 per share, as of May 10, 2022 (see Note B.1.).
[7]	See Note B.8.2.